Fair Value Measurements (Details) - Schedule of Fair Value of Instruments Measured at Amortized Cost - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Carrying Value [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Instruments Measured at Amortized Cost [Line Items]
Borrowings	$ 3,899,316	$ 3,899,316
Fair value [Member]
Fair Value Measurements (Details) - Schedule of Fair Value of Instruments Measured at Amortized Cost [Line Items]
Borrowings	$ 1,038,155	$ 1,038,155